Securities sold under repurchase agreements and interbank and institutional market funds (Tables)	12 Months Ended
Dec. 31, 2022
Securities Sold Under Repurchase Agreements And Interbank And Institutional Market Funds
Summary of securities sold under repurchase agreements

	Interest rate (p.a.)	12/31/2022			12/31/2021
		Current	Non-current	Total	Current	Non-current	Total
Assets pledged as collateral		90,700	119	90,819	94,899	81	94,980
Government securities	13.32% to 13.65%	66,665	-	66,665	67,060	-	67,060
Corporate securities	45% of CDI to 90% of CDI	22,562	-	22,562	25,676	-	25,676
Own issue	12.80% to 15.75%	2	6	8	1	20	21
Foreign	0.88% to 60%	1,471	113	1,584	2,162	61	2,223
Assets received as collateral	13.30% to 13.65%	127,375	-	127,375	105,036	-	105,036
Right to sell or repledge the collateral	3.6% to 100% of SELIC	52,723	22,523	75,246	43,260	9,572	52,832
Total		270,798	22,642	293,440	243,195	9,653	252,848

Summary of Interbank market debt

	Interest rate (p.a.)	12/31/2022			12/31/2021
		Current	Non-current	Total	Current	Non-current	Total
Financial bills	4.29% to 16.96%	3,842	62,763	66,605	20,310	3,749	24,059
Real estate credit bills	4.44% to 15.28%	24,274	3,843	28,117	3,628	7,035	10,663
Rural credit bills	4.22% to 13.72%	26,547	9,736	36,283	4,342	9,359	13,701
Guaranteed real estate bills	4.85% to 100% of CDI + 3.32%	4,908	45,667	50,575	1,623	29,375	30,998
Import and export financing	0% to 16.33%	74,304	26,848	101,152	64,274	22,674	86,948
Onlending domestic	0% to 18%	3,553	8,302	11,855	3,929	6,847	10,776
Total (1)		137,428	157,159	294,587	98,106	79,039	177,145
1) Comprises R$ 1,032 (R$ 34,942 at 12/31/2021) pegged to Libor.
Funding for import and export financing represents credit facilities available for financing of imports and exports of Brazilian companies, in general denominated in foreign currency.

Summary of Institutional market debt

	Interest rate (p.a.)	12/31/2022			12/31/2021
		Current	Non-current	Total	Current	Non-current	Total
Subordinated debt	LIB to 114% of SELIC	9,851	44,689	54,540	21,203	53,833	75,036
Foreign loans through securities	0.2% to 69.26%	10,333	60,188	70,521	6,560	56,283	62,843
Funding from structured operations certificates (1)	1.54% to 15.21%	547	3,774	4,321	143	614	757
Total		20,731	108,651	129,382	27,906	110,730	138,636
1) The fair value of Funding from structured operations certificates issued is R$ 4,949 (R$ 790 at 12/31/2021).

Summary of Subordinated debt, including perpetual debts

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	12/31/2022	12/31/2021
Subordinated financial bills - BRL
	982	2012	2022	IPCA + 5.15% to 5.60%	-	6,380
	20	2012	2022	IGPM + 4.63%	-	44
	2,146	2019	Perpetual	114% of SELIC	2,249	2,187
	935	2019	Perpetual	SELIC + 1.17% to 1.19%	1,047	976
	50	2019	2028	CDI + 0.72%	62	55
	2,281	2019	2029	CDI + 0.75%	2,834	2,502
	450	2020	2029	CDI + 1.85%	550	481
	106	2020	2030	IPCA + 4.64%	138	125
	1,556	2020	2030	CDI + 2%	1,907	1,664
	5,488	2021	2031	CDI + 2%	6,478	5,651
	1,005	2022	Perpetual	CDI + 2.4%	1,041	-
				Total	16,306	20,065

Subordinated euronotes - USD
	1,341	2012	2022	5.50%	-	14,742
	1,854	2012	2023	5.13%	9,735	10,432
	1,244	2017	Perpetual	7.72%	6,516	6,997
	750	2018	Perpetual	6.50%	3,985	4,262
	750	2019	2029	4.50%	3,932	4,205
	700	2020	Perpetual	4.63%	3,708	3,967
	500	2021	2031	3.88%	2,623	2,804
	200	2022	Perpetual	6.80%	3	-
				Total	30,502	47,409

Subordinated bonds - CLP	27,776	1997	2022	7.45% to 8.30%	-	36
	180,351	2008	2033	3.50% to 4.92%	1,476	1,423
	97,962	2009	2035	4.75%	1,133	1,079
	1,060,250	2010	2032	4.35%	112	106
	1,060,250	2010	2035	3.90% to 3.96%	257	244
	1,060,250	2010	2036	4.48%	1,225	1,160
	1,060,250	2010	2038	3.93%	892	845
	1,060,250	2010	2040	4.15% to 4.29%	687	651
	1,060,250	2010	2042	4.45%	335	317
	57,168	2014	2034	3.80%	438	414
				Total	6,555	6,275

Subordinated bonds - COP	104,000	2013	2023	IPC + 2%	115	145
	146,000	2013	2028	IPC + 2%	161	203
	780,392	2014	2024	LIB	901	939
				Total	1,177	1,287

Total					54,540	75,036